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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken,
         PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:

   /s/ Paul A. Frick          West Conshohocken, PA            05/12/06
------------------------  ---------------------------    ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No. Form 13F File Number Name
--- -------------------- ----
1   28-2635              Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $229,623
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- ----
2   28-11063             Permit Capital GP, L.P.

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
         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
         --------          -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                                      VOTING AUTHORITY
                                                      VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER             TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------             -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP INC...      COM       026874107    2,657     40,200  SH         OTHER        2     X
AMERICAN TOWER SYS CORP...     CL A       029912201   57,879  1,908,922  SH         OTHER        2     X
BLOUNT INTL INC NEW.......      COM       095180105      657     40,800  SH         OTHER        2     X
BORG WARNER INC...........      COM       099724106    1,111     18,500  SH         OTHER        2     X
CITIGROUP INC.............      COM       172967101    2,102     44,500  SH         OTHER        2     X
COMCAST CORP..............   CL A SPL     20030N200      914     35,000  SH         OTHER        2     X
CUMMINS INC...............      COM       231021106    1,051     10,000  SH         OTHER        2     X
EASTMAN CHEM CO...........      COM       277432100    1,280     25,000  SH         OTHER        2     X
IPASS INC.................      COM       46261V108      973    121,513  SH         OTHER        2     X
JOHNSON & JOHNSON.........      COM       478160104    1,777     30,000  SH         OTHER        2     X
LIBERTY MEDIA CORP........   COM SER A    530718105    1,414    172,200  SH         OTHER        2     X
MERCK & CO INC............      COM       589331107      352     10,000  SH         OTHER        2     X
MOTOROLA INC..............      COM       620076109      532     23,200  SH         OTHER        2     X
PFIZER INC................      COM       717081103    2,255     90,500  SH         OTHER        2     X
SBA COMMUNICATIONS CORP...      COM       78388J106  146,267  6,248,042  SH         OTHER        2     X
SPRINT NEXTEL
  CORPORATION.............    COM FON     852061100    1,311     50,722  SH         OTHER        2     X
TYCO INTERNATIONAL LTD NEW      COM       902124106    1,304     48,500  SH         OTHER        2     X

ALTRIA GROUP INC..........      COM       02209S103      850     12,000  SH         OTHER      1,2     X
AMERICAN INTL GROUP INC...      COM       026874107      413      6,250  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL     CL A       084670108      723          8  SH         OTHER      1,2     X
BLOCK H & R INC...........      COM       093671105      258     11,900  SH         OTHER      1,2     X
BROWN FORMAN CORP.........     CL A       115637100      399      5,100  SH         OTHER      1,2     X
CITIGROUP INC.............      COM       172967101      283      6,000  SH         OTHER      1,2     X
COMCAST CORP NEW..........   CL A SPL     20030N200      392     15,000  SH         OTHER      1,2     X
KRAFT FOODS INC...........     CL A       50075N104      109      3,600  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS
  INC.....................      COM       573284106      557      5,200  SH         OTHER      1,2     X
MCCLATHY CO...............     CL A       579489105      220      4,500  SH         OTHER      1,2     X
SCHWEITZER-
  MAUDUIT INTL INC........      COM       808541106      120      5,000  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO.......     CL A       811054204      313      7,000  SH         OTHER      1,2     X
UST INC...................      COM       902911106      424     10,200  SH         OTHER      1,2     X
WASHINGTON POST CO........     CL B       939640108      311        400  SH         OTHER      1,2     X
WELLS FARGO & CO NEW......      COM       949746101      415      6,500  SH         OTHER      1,2     X